Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2020
Expenses By Nature Tables [Abstract]
Expenses by nature
	2020	2019
Personnel expense	12,677	14,402
Depreciation and amortization	8,414	8,049
Marketing	4,027	9,119
Hosting and software licences	2,321	4,838
Professional services	1,651	2,099
Insurance and licenses	1,407	1,201
Credit verification costs	1,010	2,402
Premises	572	326
Others	2,279	2,236
	34,358	44,672